COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 2,243,907	$ 985,214
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	1,818,504
2018	1,674,808
2019	1,528,053
2020	1,528,053
2021	1,528,053
Thereafter	13,082,646
Total	21,160,117
Capital Commitment	$ 2,200,000	$ 3,000,000